UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Municipal Income Trust

4/30/10

MFM-SEM

MFS® Municipal Income Trust

New York Stock Exchange Symbol: MFM

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue — Hospitals	31.6%
Healthcare Revenue — Long Term Care	11.4%
Universities — Colleges	9.7%
Utilities — Investor Owned	5.9%
Industrial Revenue — Airlines	5.8%

Composition including fixed income credit quality (a)(i)
AAA	9.5%
AA	4.2%
A	9.8%
BBB	35.7%
BB	9.4%
B	5.8%
CCC	1.4%
C	0.1%
D	1.1%
Other	23.0%

Portfolio facts (i)
Average Duration (d)	10.6
Average Effective Maturity (m)	17.6 yrs.

(a)	Included in the rating categories are: debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets, including preferred shares, as of 4/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income exempt from federal income tax, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund invests, under normal market conditions, at least 80% of its net assets, including assets attributable to preferred shares and borrowings for investment purposes, in municipal bonds (debt securities issued by or on behalf of states, territories, possessions of the United States, District of Columbia, and their political subdivisions, agencies, or instrumentalities, the interest on which is exempt from federal income tax). This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the federal alternative minimum tax.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest a relatively high percentage of the fund’s assets in the debt instruments of a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund uses leverage through the issuance of preferred shares and/or the creation of tender option bonds, and then investing the proceeds pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes and the financial condition of the issuers and/or insurers of municipal instruments. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Portfolio Manager of the Fund since April 2006.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the Fund since July 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 141.9%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.7%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$325,000	$179,212
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	55,132
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	675,000	372,141
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, AGM, 5.75%, 2022	3,000,000	3,176,729
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	195,000	197,794
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	375,000	382,448
Oklahoma City, OK, Airport Trust Rev., AGM, 5.75%, 2016	3,125,000	3,137,813

		$7,501,269
General Obligations - General Purpose - 0.3%
Luzerne County, PA, AGM, 6.75%, 2023	$870,000	$933,597

General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$270,000	$292,888
Guam Government, “A”, 7%, 2039	305,000	332,429

		$625,317
General Obligations - Schools - 0.5%
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2031	$525,000	$169,306
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	183,834
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	320,000	93,181
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	410,239
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	369,113

		$1,225,673
Healthcare Revenue - Hospitals - 43.9%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$541,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$2,000,000	$2,132,579
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,617,935
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	845,593
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	1,000,000	1,066,290
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,330,155
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	2,260,000	1,966,357
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, ETM, 7.75%, 2010 (c)	160,000	165,862
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	680,069
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	550,000	435,985
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	670,000	681,055
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	192,323
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	88,372
California Valley Health Systems, COP, 6.875%, 2023 (d)	595,000	297,500
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	115,000	115,444
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	955,000	885,877
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	250,838
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	81,025
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	825,000	829,018
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	209,228
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,076,400
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	741,143
Crittenden County, AR, Hospital Rev., 7%, 2010 (c)	1,030,000	1,050,260

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	$865,000	$888,407
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,346,106
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	613,321
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	255,000	267,890
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,407,176
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	937,788
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	229,680
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	266,220
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	170,000	144,937
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	671,021
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	755,000	776,397
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	725,000	729,684
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	691,514
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	390,000	308,950
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,088,867
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	980,768
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,267,121
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	965,000	982,457
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	1,000,000	1,004,680
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	928,080
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,990,000	1,935,733
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	369,672
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	660,000	632,603

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	$440,000	$425,467
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	475,000	467,557
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,098,067
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,123,142
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,817,512
Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group), NATL, 5.625%, 2021	3,000,000	2,775,750
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,525,000	1,429,062
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	103,099
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	101,606
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	502,099
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	387,057
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,070,000	1,015,912
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	284,567
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,900,000	1,931,103
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	425,000	428,243
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,332,268
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	640,000	560,998
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	270,000	233,639
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	802,184
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,008,303
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	1,977,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	$1,020,000	$873,355
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	208,850
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,041,930
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	440,659
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.625%, 2010	135,000	137,696
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	175,000	178,885
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,133,110
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	986,559
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	120,796
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	440,000	482,803
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	205,000	214,969
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	1,010,000	1,015,787
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	3,005,280
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	92,991
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	356,651
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.25%, 2024	430,000	440,789
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	571,346
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	465,000	465,921
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	251,952
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	150,229
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,129,643
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	455,000	414,318
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,718,820

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	$1,665,000	$1,710,871
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,658,475
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,975,000	2,046,298
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	765,000	765,122
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	590,000	524,787
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,711,211
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	567,388
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,898,672
Salida, CO, Hospital District Rev., 5.25%, 2036	1,675,000	1,346,281
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, AMBAC, 12.73%, 2020 (c)(p)	600,000	601,296
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	701,913
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	207,237
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	352,863
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	421,148
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	1,455,000	1,447,710
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	209,604
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	165,000	161,123
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	560,706
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	845,613
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	668,707
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	260,804
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	393,936

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	$60,000	$59,808
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	842,578
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	1,085,000	1,038,996
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	995,483
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	735,000	479,066
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,112,487
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	730,268
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	1,043,570
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,288,075
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	916,237
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	751,453
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	610,530
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	187,900
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	880,588
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,683,495
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,435,154
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,115,000	1,072,663
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	1,000,000	1,089,670
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	199,557
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	170,000	169,839
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,258,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	$905,000	$860,103
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,569,780
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,038,240
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,005,655
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	705,224
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	510,000	517,166
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	427,815

		$120,020,108
Healthcare Revenue - Long Term Care - 15.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$175,000	$175,662
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	345,000	302,443
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	905,174
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,490,000	2,830,424
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	402,532
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	262,085
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	146,433
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	180,720
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	220,000	233,809
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	136,232
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	560,000	503,048
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	618,488
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	395,000	339,917

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	$1,000,000	$1,001,370
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	1,830,000	1,932,773
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	1,170,000	1,203,064
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,353,132
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	837,374
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	325,646
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,081,520
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	955,000	605,355
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	293,264
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	849,740
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	170,179
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	130,000	134,849
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	630,000	653,581
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	117,618
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	306,686
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	535,685
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	479,446
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	320,474
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	500,000	490,595
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	564,152
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,121,156

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	$490,000	$397,248
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	423,852
Illinois Finance Authority Rev. (The Clare at Water Tower), “A”, 6%, 2025 (a)	490,000	199,592
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	210,000	211,651
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,075,000	1,197,883
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	652,720
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	825,000	757,325
Iowa Finance Authority, Senior Housing Rev. (Bethany Life Communities), “A”, 5.55%, 2041	230,000	189,557
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	585,000	353,059
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	465,120
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	272,692
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	349,364
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	500,000	564,260
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,089,571
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	266,499
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	64,690
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	150,000	154,409
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	232,702
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	1,745,000	1,743,883
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,180,000	1,004,121
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	201,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	$510,000	$390,436
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	440,711
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	584,906
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	1,000,000	760,560
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	199,929
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	290,334
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	259,616
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	395,876
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	82,647
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	245,000	198,472
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	793,514
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	130,000	115,822
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	125,279
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	515,000	395,257
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	326,946
Sterling, IL (Hoosier Care), 7.125%, 2034	670,000	572,555
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	490,000	383,846
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	115,000	114,543
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	780,000	763,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton Museum Way), 8.25%, 2044	1,500,000	1,483,035
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	246,441
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	372,301

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	$460,000	$396,847
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	849,358
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	298,772

		$43,047,617
Human Services - 2.6%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$210,000	$157,827
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	325,000	230,294
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,480,000	1,485,091
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	459,800
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	344,850
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	990,429
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	115,267
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	828,250
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	969,724
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	195,000	196,486
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,000,060
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	243,000	242,949

		$7,021,027
Industrial Revenue - Airlines - 8.0%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$660,000	$460,930
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	190,000	141,363
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	385,000	411,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	$285,000	$297,144
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,425,000	1,018,761
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	2,944,413
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	925,000	800,717
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	1,810,000	1,813,005
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	850,000	856,375
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	1,220,206
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,601,779
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	725,000	736,020
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	6,625,000	6,739,083
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,540,000	2,579,599
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	265,000	272,619

		$21,893,278
Industrial Revenue - Chemicals - 1.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$75,000	$72,205
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,027,730
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,892,659

		$2,992,594
Industrial Revenue - Environmental Services - 2.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$1,000,000	$1,002,700
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	695,000	689,502
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	750,000	780,285
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	438,469

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	$1,750,000	$1,824,515
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	440,000	441,716
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	1,000,000	1,003,210
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	885,000	844,432

		$7,024,829
Industrial Revenue - Metals - 0.2%
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	$645,000	$499,385

Industrial Revenue - Other - 5.2%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018 (d)	$835,000	$131,762
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030 (a)	440,000	364,121
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)	13,387	1,339
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)	238,610	23,861
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,618,102
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,007,000
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	86,116
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	351,684
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	700,000	695,779
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	542,655
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,297,686
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	592,644
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	2,030,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	$3,255,000	$3,268,378
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	745,000	745,000
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	395,000	412,360
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	1,120,000	1,129,352

		$14,298,719
Industrial Revenue - Paper - 4.4%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$1,003,620
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	155,000	143,261
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,762,828
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	549,279
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	824,278
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	500,000	505,745
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	426,447
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	3,590,000	4,128,500
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,199,060
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	592,288
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (d)	1,870,000	19,261
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	700,000	7,210

		$12,161,777
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$235,457
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	153,990
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	225,000	230,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$700,000	$656,957
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	369,599	1,109
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	465,864
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	236,602

		$1,980,053
Miscellaneous Revenue - Other - 3.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$600,000	$625,002
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	209,916
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	220,000	201,485
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	110,000	87,622
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	645,831
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	550,000	405,025
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, LOC, 5.125%, 2025	160,000	135,413
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	795,000	793,959
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,108,643
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,680,000	1,680,991
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	520,000	415,943
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	472,499
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	985,028
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	275,000	268,406
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	170,000	144,765
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	155,000	132,356
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	756,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	$90,000	$78,409

		$9,148,163
Multi-Family Housing Revenue - 2.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$207,902
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	2,060,320
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	436,235
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	509,525
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (q)	1,095,000	724,288
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	655,180
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	1,920,834	1,825,292
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	434,115

		$6,852,857
Sales & Excise Tax Revenue - 0.2%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$190,000	$179,548
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	950,000	349,999

		$529,547
Single Family Housing - Local - 0.8%
Corpus Christi, TX, Housing Finance Authority Rev., Capital Appreciation, “B”, 0%, 2011 (a)	$960,000	$66,816
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, NATL, 0%, 2016	1,290,000	668,388
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	360,000	367,578
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	145,000	153,229
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	35,000	28,470
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	185,000	190,544
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	180,000	182,630
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	85,000	89,820

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	$80,000	$81,049
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	295,000	301,071
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	115,000	117,690

		$2,247,285
Single Family Housing - State - 0.9%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$115,000	$121,584
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	110,000	118,274
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	45,000	46,472
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	195,000	205,863
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	145,000	145,537
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	85,000	87,712
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015	1,375,000	867,116
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	25,000	25,285
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	715,000	726,919

		$2,344,762
Solid Waste Revenue - 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$360,000	$363,920
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,669,139
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	145,000	153,719

		$3,186,778
State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$193,720
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	828,018

		$1,021,738
State & Local Appropriation - 0.1%
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	$260,000	$273,424

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$637,124
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,000,000	1,064,280

		$1,701,404
Tax - Other - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$395,000	$432,983

Tax Assessment - 5.9%
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	$600,000	$346,974
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	210,000	156,479
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	756,320
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	405,944
Baltimore, MD, Special Obligation, “A”, 7%, 2038	715,000	719,819
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	460,000	434,502
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	175,000	116,305
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011 (d)	475,000	178,125
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	229,009
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	235,000	203,987
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	215,000	136,514
Fishhawk Community Development District, FL, 7.04%, 2014	190,000	183,023
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	170,000	85,369
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	995,000	641,656
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	452,099
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	660,000	410,659
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	310,000	194,922
Katy, TX, Development Authority Rev., “B”, 6%, 2018	420,000	381,860
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	170,000	102,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$100,000	$79,745
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	280,757
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	239,093
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,140,000	757,336
Main Street Community Development District, FL, “A”, 6.8%, 2038	550,000	467,044
Main Street Community Development District, FL, “B”, 6.9%, 2017	420,000	397,979
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	405,535
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	440,000	141,152
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	400,000	366,504
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	110,000	100,789
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	217,060
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	230,000	169,363
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	240,000	218,762
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	970,000	719,905
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	137,700
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	332,000	217,460
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	315,000	254,473
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	190,000	183,071
Parker Road Community Development District, FL, “A”, 5.6%, 2038	330,000	189,054
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	930,000	676,817
Paseo Community Development District, FL, “B”, 4.875%, 2010 (d)	390,000	66,300
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	210,411
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	870,000	174,000
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	175,000	159,542

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	$800,000	$656,632
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	1,070,000	878,834
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	516,420
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	210,000	122,193
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	221,159
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	715,000	615,915
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	340,000	128,741

		$16,105,312
Tobacco - 7.8%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)(f)	$2,625,000	$2,814,420
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	6,585,000	5,555,238
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	220,000	169,631
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,905,000	1,424,711
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	1,420,000	1,166,757
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	485,000	359,613
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,485,000	1,462,027
District of Columbia, Tobacco Settlement, 6.25%, 2024	900,000	909,675
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,195,460
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	3,270,000	311,729
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,410,972
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,435,000	1,435,301
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,125,000	857,858
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	615,000	660,172
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	17,621
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	2,115,000	217,908
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	1,560,000	102,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	$1,075,000	$1,144,112
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	135,000	139,107

		$21,354,710
Toll Roads - 1.3%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,354,247
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	2,780,000	2,071,962

		$3,426,209
Transportation - Special Tax - 1.2%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$2,900,000	$3,350,428

Universities - Colleges - 13.6%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$1,055,000	$1,083,211
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	320,535
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	335,320
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	478,166
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	2,500,000	2,868,475
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	406,512
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	719,380
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,226,116
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	936,793
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	306,963
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,529,050
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	107,531
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	21,143,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	$535,000	$607,728
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,439,993
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	669,715
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,220,405
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	103,148
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	561,519

		$37,064,160
Universities - Dormitories - 0.1%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$380,000	$308,378

Universities - Secondary Schools - 2.4%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,107,150
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	515,000	553,460
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	567,236
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	348,492
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	285,000	199,671
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	377,410
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	339,304
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	698,053
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	140,000	63,550
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	140,442
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	1,001,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	$500,000	$396,630
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	222,793
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	795,000	645,500

		$6,660,831
Utilities - Cogeneration - 0.4%
Alaska Industrial Development & Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$824,871
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	300,000	291,153

		$1,116,024
Utilities - Investor Owned - 8.2%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$503,700
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	1,075,000	1,046,728
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	85,000	63,311
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	387,390
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	518,419
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,279,421
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	2,195,000	2,201,739
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	2,105,000	2,110,705
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	175,468
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,538,670
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	571,515
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,596,926
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	806,944
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	1,012,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	$400,000	$427,664
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,290,552
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,326,730
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	760,000	738,332
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	340,000	181,699
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	610,000	593,957
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	1,020,000	1,076,233
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015	810,000	810,859
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	540,000	519,113
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	735,000	622,023

		$22,400,938
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$242,430
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	506,534
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	506,675
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	282,253
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	461,696
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	54,409
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,900,000	1,709,373
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	472,322
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	500,891
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	78,122
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	543,502
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	866,655
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	423,468

		$6,648,330
Water & Sewer Utility Revenue - 0.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$780,574
Total Municipal Bonds (Identified Cost, $399,580,701)		$388,180,078

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 0.6%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	1,682,111	$1,682,111
Total Investments (Identified Cost, $401,262,812)		$389,862,189

Other Assets, Less Liabilities - (0.9)%		(2,516,451)
Preferred shares (Issued by the Fund) - (41.6)%		(113,750,000)
Net Assets applicable to common shares - 100.0%		$273,595,738

(a)	Non-income producing security.

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,478,408, representing 2.4% of net assets applicable to common shares.

(p)	Primary inverse floater.

(q)	Interest received was less than stated coupon rate.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$655,180
% of Net Assets Applicable to Common Shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD	GTY Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 4/30/10

Futures Contracts Outstanding at 4/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	66	$7,781,813	Jun-10	$(82,367)
U.S. Treasury Bond 30 yr (Short)	USD	200	23,812,500	Jun-10	(564,763)

					$(647,130)

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $399,580,701)	$388,180,078
Underlying funds, at cost and value	1,682,111
Total investments, at value (identified cost, $401,262,812)		$389,862,189
Cash	118,263
Receivables for
Investments sold	605,889
Interest	7,924,296
Other assets	26,863
Total assets		$398,537,500
Liabilities
Payables for
Distributions on common shares	$146
Distributions on preferred shares	2,938
Daily variation margin on open futures contracts	199,688
Investments purchased	799,863
Payable to the holder of the floating rate certificate from trust assets	10,019,200
Payable for interest expense and fees	22,723
Payable to affiliates
Investment adviser	17,201
Transfer agent and dividend disbursing costs	3,005
Administrative services fee	343
Payable for independent Trustees’ compensation	78,732
Accrued expenses and other liabilities	47,923
Total liabilities		$11,191,762
Preferred shares
Series T and Series TH auction preferred shares (4,550 shares issued and outstanding at $25,000 per share) at liquidation value		$113,750,000
Net assets applicable to common shares		$273,595,738
Net assets consist of
Paid-in capital – common shares	$316,885,192
Unrealized appreciation (depreciation) on investments	(12,047,753)
Accumulated net realized gain (loss) on investments	(34,283,701)
Undistributed net investment income	3,042,000
Net assets applicable to common shares		$273,595,738
Preferred shares, at liquidation value (4,550 shares issued and outstanding at $25,000 per share)		113,750,000
Net assets including preferred shares		$387,345,738
Common shares of beneficial interest outstanding		40,580,133
Net asset value per common share (net assets of $273,595,738 / 40,580,133 shares of beneficial interest outstanding)		$6.74

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$12,495,429
Dividends from underlying funds	3,523
Total investment income		$12,498,952
Expenses
Management fee	$1,538,505
Transfer agent and dividend disbursing costs	35,489
Administrative services fee	32,192
Independent Trustees’ compensation	26,818
Stock exchange fee	17,927
Preferred shares service fee	68,950
Custodian fee	28,590
Shareholder communications	20,977
Auditing fees	35,031
Legal fees	16,345
Interest expense and fees	34,756
Miscellaneous	51,402
Total expenses		$1,906,982
Reduction of expenses by investment adviser	(587)
Net expenses		$1,906,395
Net investment income		$10,592,557
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(523,890)
Futures contracts	57,254
Swap transactions	(421,000)
Net realized gain (loss) on investments		$(887,636)
Change in unrealized appreciation (depreciation)
Investments	$8,733,021
Futures contracts	(478,489)
Swap transactions	740,739
Net unrealized gain (loss) on investments		$8,995,271
Net realized and unrealized gain (loss) on investments		$8,107,635
Distributions declared to preferred shareholders		$(218,871)
Change in net assets from operations		$18,481,321

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/10	Year ended 10/31/09
Change in net assets	(unaudited)
From operations
Net investment income	$10,592,557	$21,478,429
Net realized gain (loss) on investments	(887,636)	(6,261,510)
Net unrealized gain (loss) on investments	8,995,271	39,019,996
Distributions declared to preferred shareholders	(218,871)	(925,362)
Change in net assets from operations	$18,481,321	$53,311,553
Distributions declared to common shareholders
From net investment income	$(10,208,943)	$(19,716,709)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$780,913	$503,952
Total change in net assets	$9,053,291	$34,098,796
Net assets applicable to common shares
At beginning of period	264,542,447	230,443,651
At end of period (including undistributed net investment income of $3,042,000 and $2,877,257, respectively)	$273,595,738	$264,542,447

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
			2009	2008	2007		2006	2005

Net asset value, beginning of period	$6.54		$5.71	$7.69	$8.06		$7.92	$7.86
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.53	$0.55	$ 0.57	(z)	$0.58	$0.59
Net realized and unrealized gain (loss) on investments	0.20		0.81	(1.94)	(0.35	)(z)	0.17	0.10
Distributions declared to preferred shareholders	(0.01)		(0.02)	(0.13)	(0.13)		(0.12)	(0.08)
Total from investment operations	$0.45		$1.32	$(1.52)	$0.09		$0.63	$0.61
Less distributions declared to common shareholders
From net investment income, common shares	$(0.25)		$(0.49)	$(0.46)	$(0.46)		$(0.49)	$(0.55)
Net asset value, end of period	$6.74		$6.54	$5.71	$7.69		$8.06	$7.92
Common share market value, end of period	$6.89		$6.44	$4.91	$7.31		$8.20	$8.27
Total return at common market value (%) (p)	11.13	(n)	43.37	(28.13)	(5.48)		5.41	13.18
Total return at net asset value (%) (j)(r)(s)	7.05	(n)	25.19	(20.55)	1.17		8.24	7.92
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.44	(a)	1.66	1.57	1.47		1.45	1.44
Expenses after expense reductions (f)(p)	1.44	(a)	1.66	1.57	1.47		1.45	1.44
Expenses after expense reductions and excluding interest expense and fees (f)(l)(p)	1.41	(a)	1.61	1.49	1.40		1.45	1.44
Net investment income (p)	7.99	(a)	9.39	7.82	7.23	(z)	7.30	7.45
Portfolio turnover	6		10	25	24		17	14
Net assets at end of period (000 omitted)	$273,596		$264,542	$230,444	$309,690		$323,099	$316,196

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
			2009	2008	2007	2006	2005

Supplemental Ratios (%):
Ratio of expenses to average net assets including preferred shares and excluding interest expense and fees (f)(l)(p)	0.99	(a)	1.08	1.01	0.97	1.00	0.99
Preferred shares dividends (y)	0.17	(a)	0.40	1.81	1.63	1.46	0.95
Net investment income available to common shares	7.82	(a)	8.99	6.01	5.60	5.84	6.49
Senior Securities:
Total preferred shares outstanding	4,550		4,550	4,550	5,600	5,600	5,600
Asset coverage per preferred share (k)	$85,131		$83,141	$75,647	$80,302	$82,696	$81,464
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(x)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(y)	Ratio is based on average net assets applicable to common shares.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities during the year that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.49% to the net investment income ratio for the year ended October 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures

Notes to Financial Statements (unaudited) – continued

contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair

Notes to Financial Statements (unaudited) – continued

value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$388,180,078	$—	$388,180,078
Mutual Funds	1,682,111	—	—	1,682,111
Total Investments	$1,682,111	$388,180,078	$—	$389,862,189

Other Financial Instruments
Futures	$(647,130)	$—	$—	$(647,130)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$—	$(647,130)

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions
Interest Rate Contracts	$57,254	$(421,000)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions
Interest Rate Contracts	$(478,489)	$740,739

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized. The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets

Notes to Financial Statements (unaudited) – continued

and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater

Notes to Financial Statements (unaudited) – continued

transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. At April 30, 2010, the fund’s payable to the holder of the floating rate certificate from trust assets was $10,019,200 and the interest rate on these floating rate certificates issued by the trust was 0.17%. For the six months ended April 30, 2010, the average payable to the holder of the floating rate certificate from trust assets was $10,015,133 at a weighted average interest rate of 0.70%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended April 30, 2010, interest expense and fees in connection with self-deposited inverse floaters was $34,756. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to

Notes to Financial Statements (unaudited) – continued

accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended April 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and defaulted bonds.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$342,342
Tax-exempt income	20,299,729
$20,642,071

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$389,246,636
Gross appreciation	18,483,011
Gross depreciation	(27,886,658)
Net unrealized appreciation (depreciation)	$(9,403,647)

As of 10/31/09
Undistributed ordinary income	27,640
Undistributed tax-exempt income	3,466,796
Capital loss carryforwards	(35,588,486)
Other temporary differences	(1,357,918)
Net unrealized appreciation (depreciation)	(18,109,864)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/10	$(2,883,947)
10/31/11	(10,944,821)
10/31/12	(1,858,513)
10/31/13	(9,679,589)
10/31/16	(3,401,503)
10/31/17	(6,820,113)
$(35,588,486)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average weekly net assets (including the value of the auction preferred shares) and 6.32% of gross income. Gross income is calculated based on tax rules that generally include

Notes to Financial Statements (unaudited) – continued

the amortization of premium and exclude the accretion of market discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.81% of the fund’s average daily net assets including the value of the auction preferred shares.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2010, these fees paid to MFSC amounted to $13,351. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2010, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets including the value of the auction preferred shares. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets including the value of the auction preferred shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $4,783 and is included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $72,846 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,632 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $587, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $22,398,932 and $27,374,172, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended April 30, 2010, the fund did not repurchase any shares. Transaction in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	118,166	$780,913	83,792	$503,952

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

Notes to Financial Statements (unaudited) – continued

borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $2,089 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	1,120,906	38,899,204	(38,337,999)	1,682,111

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$3,523	$1,682,111

(8)	Auction Preferred Shares

The fund issued 2,275 shares of Auction Preferred Shares (APS), series T and 2,275 of APS, series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS,

Notes to Financial Statements (unaudited) – continued

and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended April 30,2010, the APS dividend rates ranged from 0.26% to 0.60% for series T and from 0.24% to 0.60% for series TH. For the six months ended April 30, 2010, the average daily dividend rate was 0.39% for both series T and series TH. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Municipal Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Municipal Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2010, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2010. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2009, and the financial highlights for each of the five years in the period ended October 31, 2009, and in our report dated December 17, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2010

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer Agent, Registrar and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MFM

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Municipal Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/09-11/30/09	0	N/A	0	4,039,579
12/01/09-12/31/09	0	N/A	0	4,039,579
1/01/10-1/31/10	0	N/A	0	4,039,579
2/01/10-2/28/10	0	N/A	0	4,039,579
3/01/10-3/31/10	0	N/A	0	4,052,179
4/01/10-4/30/10	0	N/A	0	4,052,179
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2010 plan year is 4,052,179.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.